Research and Development Expenses - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Research and Development Expenses
Research and development expenses	$ 78,783	$ 71,990
Collaborative arrangements
Research and Development Expenses
Research and development expenses	$ 6,300	$ 3,200